Financial risk management and financial instruments - Fair Value hierarchy (Details) - Financial assets at FVTPL - CAD ($) $ in Thousands	May 31, 2019	May 31, 2018
Financial risk management and financial instruments
Financial assets	$ 668,148	$ 188,898
Level 1
Financial risk management and financial instruments
Financial assets	612,799	138,399
Level 2
Financial risk management and financial instruments
Financial assets		2,567
Level 3
Financial risk management and financial instruments
Financial assets	55,349	47,932
Cash and cash equivalents
Financial risk management and financial instruments
Financial assets	550,797	59,737
Cash and cash equivalents | Level 1
Financial risk management and financial instruments
Financial assets	550,797	59,737
Marketable securities
Financial risk management and financial instruments
Financial assets	20,199	45,062
Marketable securities | Level 1
Financial risk management and financial instruments
Financial assets	20,199	45,062
Convertible notes receivable
Financial risk management and financial instruments
Financial assets	32,230	18,071
Convertible notes receivable | Level 2
Financial risk management and financial instruments
Financial assets	0
Convertible notes receivable | Level 3
Financial risk management and financial instruments
Financial assets	32,230	18,071
Long-term investments
Financial risk management and financial instruments
Financial assets	64,922	66,028
Long-term investments | Level 1
Financial risk management and financial instruments
Financial assets	41,803	33,600
Long-term investments | Level 2
Financial risk management and financial instruments
Financial assets		2,567
Long-term investments | Level 3
Financial risk management and financial instruments
Financial assets	$ 23,119	$ 29,861